Selling and distribution expenses	12 Months Ended
Dec. 31, 2017
Selling And Distribution Expenses
Selling and distribution expenses
20.	Selling and distribution expenses

This caption is made up as follows:

	2017	2016	2015
	S/(000)	S/(000)	S/(000)

Advertising and promotion	18,955	15,631	8,410
Personnel expenses, note 21(b)	17,982	17,096	16,230
Third-party services	7,392	4,551	4,596
Provision for doubtful accounts, note 7(d)	1,190	114	315
Other	1,048	2,507	1,930

	46,567	39,899	31,481